UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      December 31, 2011

Check here if Amendment            [  ];  Amendment Number:
                                                             ----------

This Amendment (Check only one):   [  ]   is a restatement.
                                   [  ]   adds new entries.

Institutional Investment Manager Filing this Report:

Name:        RA Capital Management, LLC
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Address:     20 Park Plaza, Suite 1200
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             Boston, MA 02116
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Form 13F File Number:       28-12884
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Peter Kolchinsky
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Title:       Manager
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Phone:       (617) 778-2500
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Signature, Place, and Date of Signing

/s/ Peter Kolchinsky                     Boston, MA           February 14, 2012
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           [Signature]                 [City, State]               [Date]

Report Type (Check only one):

      [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

      [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

      [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                                ----------------------

Form 13F Information Tabel Entry Total:         28
                                                ----------------------

Form 13F Information Table Value Total:         166,591
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                                                (thousands)


List of Other Included Managers:      NONE

                           FORM 13F INFORMATION TABLE

          COLUMN 1             COLUMN 2      COLUMN 3    COLUMN 4   COLUMN 5            COLUMN 6   COLUMN 7          COLUMN 8
          --------             --------      --------    --------   --------            --------   --------          --------

                                                          VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS     SOLE / SHARED / NONE
------------------------------------------------------------------------------------------------------------------------------------
ACADIA PHARMACEUTICALS INC        COM       004225 10 8     5,692  5,269,999 SH           SOLE        N/A   5,269,999
ARTHROCARE CORP                   COM       043136 10 0    13,512    426,505 SH           SOLE        N/A     426,505
COLUMBIA LABS INC                 COM       197779 10 1     8,526  3,410,573 SH           SOLE        N/A   3,410,573
DERMA SCIENCES INC            COM PAR $.01  249827 50 2     7,909  1,043,419 SH           SOLE        N/A   1,043,419
DISCOVERY LABORATORIES INC N    COM NEW     254668 40 3       219    130,497 SH           SOLE        N/A     130,497
DYAX CORP                         COM       26746E 10 3     8,425  6,195,201 SH           SOLE        N/A   6,195,201
DYNAVAX TECHNOLOGIES CORP         COM       268158 10 2     2,158    650,000 SH           SOLE        N/A     650,000
ENDOCYTE INC                      COM       29269A 10 2     9,842  2,617,472 SH           SOLE        N/A   2,617,472
GENTIUM S P A                SPONSORED ADR  37250B 10 4     2,959    486,662 SH           SOLE        N/A     486,662
IDENIX PHARMACEUTICALS INC        COM       45166R 20 4     2,234    300,000 SH           SOLE        N/A     300,000
INHIBITEX INC                     COM       45719T 10 3    13,654  1,248,067 SH           SOLE        N/A   1,248,067
INHIBITEX INC                     COM       45719T 10 3     7,782    711,300 SH  CALL     SOLE        N/A
MELA SCIENCES INC                 COM       55277R 10 0     1,583    429,001 SH           SOLE        N/A     429,001
NEWLINK GENETICS CORP             COM       651511 10 7     3,520    500,000 SH           SOLE        N/A     500,000
NOVAVAX INC                       COM       670002 10 4     1,221    969,072 SH           SOLE        N/A     969,072
ONCOGENEX PHARMACEUTICALS IN      COM       68230A 10 6     8,663    737,923 SH           SOLE        N/A     737,923
POZEN INC                         COM       73941U 10 2     9,627  2,437,315 SH           SOLE        N/A   2,437,315
REPLIGEN CORP                     COM       759916 10 9       879    253,206 SH           SOLE        N/A     253,206
SANGAMO BIOSCIENCES INC           COM       800677 10 6     2,459    865,884 SH           SOLE        N/A     865,884
SEQUENOM INC                    COM NEW     817337 40 5    20,558  4,619,800 SH           SOLE        N/A   4,619,800
SEQUENOM INC                    COM NEW     817337 40 5     6,675  1,500,000 SH  CALL     SOLE        N/A
SYNAGEVA BIOPHARMA CORP           COM       87159A 10 3     8,370    314,302 SH           SOLE        N/A     314,302
TARGACEPT INC                     COM       87611R 30 6       557    100,000 SH           SOLE        N/A     100,000
TARGACEPT INC                     COM       87611R 30 6       113     20,300 SH  CALL     SOLE        N/A
TEARLAB CORP                      COM       878193 10 1       201    179,700 SH           SOLE        N/A     179,700
UROPLASTY INC                   COM NEW     917277 20 4       721    169,693 SH           SOLE        N/A     169,693
VANDA PHARMACEUTICALS INC         COM       921659 10 8    11,566  2,429,914 SH           SOLE        N/A   2,429,914
VENTRUS BIOSCIENCES INC           COM       922822 10 1     6,966    869,923 SH           SOLE        N/A     869,923